Fair Value Measurement (Details)			12 Months Ended
	May 24, 2024	May 15, 2024	Dec. 31, 2025 USD ($) shares oz MT	Dec. 31, 2024 USD ($)	Sep. 03, 2025 shares
Fair Value Measurement [Line Items]
Average gold price (in Ounces)			2,006
Fair value of warrants (in Dollars) | $			$ 4,613,800
Public Warrants Level One [Member]
Fair Value Measurement [Line Items]
Public warrants issued (in Shares) | shares			11,500,000
Average gold price (in Ounces)			2,006
Gold production over life of mine mesaurement (in Ounces)			3,885.4
Ore Processed Measurement (in Millions of US Tons) | MT			76.7
Royalty liabilities, discount rate			17.00%
Warrant [Member]
Fair Value Measurement [Line Items]
Number of warrants issued (in Shares) | shares					150,709
Warrant [Member] | August Note SPA [Member]
Fair Value Measurement [Line Items]
Number of warrants issued (in Shares) | shares			215,299
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement [Line Items]
Average gold price (in Ounces)			2,006
Gold production over life of mine mesaurement (in Ounces)			3,885,400
Ore Processed Measurement (in Millions of US Tons) | MT			76.7
Royalty liabilities, discount rate			10.00%
Volatility [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs			60
Expected Term [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs			(65)
Purchase Agreement [Member]
Fair Value Measurement [Line Items]
Accretion expense (in Dollars) | $			$ 1,910,000	$ 1,037,000
BGL [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement [Line Items]
Remaining term			18 years 8 months 12 days
Discount rate			13.00%
Inflation rate			4.86%
Market risk premium rate			5.00%
BGL [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement [Line Items]
Remaining term	18 years 3 months 18 days	18 years 3 months 18 days
Discount rate	12.50%	12.50%
Inflation rate	4.65%	4.65%
Market risk premium rate	5.50%	5.50%
BGL [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement [Line Items]
Remaining term				18 years 8 months 12 days
Discount rate				11.00%
Inflation rate				4.91%
Market risk premium rate				5.00%
Minimum [Member] | Rsk-free inierest Rate [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs			3.6
Maximum [Member] | Rsk-free inierest Rate [Member]
Fair Value Measurement [Line Items]
Warrants, measurement inputs			3.7
Monte Carlo Pricing Model [Member]
Fair Value Measurement [Line Items]
Fair value of warrants (in Dollars) | $			$ 799,888